Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	IndexIQ Trust
Central Index Key	0001427789
Amendment Flag	false
Document Creation Date	Mar. 10, 2017
Document Effective Date	Mar. 10, 2017
Prospectus Date	Feb. 28, 2017